SEMI-ANNUAL REPORT

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                                [GRAPHIC OMITTED]

                                Bjurman Micro-Cap
                                   Growth Fund

--------------------------------------------------------------------------------
                                  SEPTEMBER 30
                                  ------------
                        1(BULLET) 9 (BULLET) 9 (BULLET) 7

                                                              September 30, 1997

To our Shareholders:

         For the second quarter ending September 30,1997, the Bjurman Micro-Cap Growth Fund's total return was +34.62% versus the Russell 2000 Growth Index and the Russell 2000 Index being up 16.92%, and 14.88%, respectively, over the same time period. Each index is an unmanaged indicator of small capitalization stock performance. Since inception on March 31,1997 through September 30, 1997, the Fund has had a total return of 63.33% versus 33.51% for the Russell 2000 Index and 37.44% for the Russell 2000 Growth Index.

         Small capitalization stocks began outperforming large capitalization stocks in April of this year largely reflecting better relative earnings growth for these stocks and the three year underperformance of small versus large capitalization issues. According to preliminary data from Lipper Analytical Services, micro cap mutual funds were the best performers among diversified U.S. stock funds in the first nine months of 1997.

         The best performing sectors in the Bjurman Micro-Cap Growth Fund as of September 30, 1997 were Electronic Technology, Energy, Retail and Finance. The Fund currently holds 27.15% in Electronic Technology, 12.35% in Energy, 7.89% in Retail and 5.14% in Finance.

                             Our Management Approach
                             -----------------------
         The Fund seeks capital appreciation through investments in common stocks of companies with market capitalizations typically between $30 million and $300 million at the time of investment. We employ a growth-oriented approach to equity investment management and seek to outperform market averages over a complete market cycle by investing in companies we believe have above average earnings prospects.

         The Adviser's equity selection process attempts to identify undervalued companies with superior earnings growth characteristics. The selection process starts by screening a universe of approximately 1,900 companies with market capitalizations ranging from $30 million up to $300 million, using five models which emphasize both growth and value attributes. The screening factors include
(1) earnings growth, (2) earnings strength, (3) earnings revision, (4) price/earnings to growth ratio and (5) price to cash flow. The next step involves a top-down economic analysis designed to identify the 10 to 15 most promising industries over the next 12 to 18 months.

         Stocks are ranked according to the above five criteria in an attempt to identify approximately 100 to 190 companies offering the best growth prospects and selling at attractive prices. The highest ranking stocks in the most promising industries are then subjected to additional fundamental and technical research. Generally, we attempt to identify profitable companies with capable management teams, above average reinvestment rates, strong industry positions, and productive research and development efforts. To ensure a well diversified portfolio, commitments to any one issue or industry are generally limited to 5% and 15%, respectively, of the Fund's market value.

                                 Market Outlook
                                 --------------
         Small cap companies as a group are expected to show profit growth surpassing that of large caps for the next 12 months versus the last 12 months.

         Small cap stock prices have underperformed large cap stock prices during the past three years leaving them at the lower end of relative valuation levels.

         Small cap companies are less impacted by the strengthening dollar which negatively impacts the larger companies doing business overseas.

         The new capital gains tax reduction has a greater positive impact on tax returns to investors who get most of their returns from capital gains generated from faster growing small companies.

         Slow economic growth, low interest rates and moderate inflation are all conducive to positive returns from the fast growing small cap sector.

         All of the above factors bode well for the outlook for the small cap sectors of the market.

Sincerely,


/S/Signature                                /S/Signature


G. Andrew Bjurman, CFA, CIC                 O. Thomas Barry, III, CFA, CIC
Co-President and Portfolio Manager          Co-President and Portfolio Manager

                            How to Invest in The Fund
                            -------------------------
         The minimum initial investment is $5,000 (including IRA and SEP accounts) and $500 for subsequent investments.

         To purchase shares of the Fund or to receive a prospectus, call FPS Services Inc. at (800) 227-7264 or by a minimum investment of $2,500 through Charles Schwab & Co. Inc.'s Mutual Fund One Source(REGISTRATION MARK) program.

         The Funds Daily Net Asset Value can be obtained by calling FPS Services Inc. at (800) 227-7264.

                                 Top 10 Holdings
                            As of September 30, 1997
                            ------------------------
                                                    % of Total
                                                       Fund
                                                    ----------
                 UTI Energy Corp.                      3.00
                 Winsloew Furniture, Inc.              2.17
                 Rent-Way, Inc.                        2.05
                 AmeriLink Corp.                       2.03
                 Datum, Inc.                           1.97
                 Party City Corp.                      1.84
                 Dawson Geophysical Co.                1.82
                 Sabratek Corp.                        1.76
                 Key Energy Group, Inc.                1.75
                 Harborside Healthcare Corp.           1.70







      DISTRIBUTED BY FPS BROKER SERVICES, INC., 3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406.

      TO BE PROCEEDED OR ACCOMPANIED BY A PROSPECTUS.    DFU 11-97

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BJURMAN MICRO-CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                 SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  SHARES                                                   VALUE
  ------                                               ------------
           COMMON STOCKS -- 99.96%
           BASIC MATERIALS -- 1.65%
  2,550    Dyersburg Corp. .........................   $     30,600
                                                       ------------
           COMMERCIAL/INDUSTRIAL SERVICES -- 5.90%
  1,300    AmeriLink Corp.* ........................         37,700
  1,100    Analytical Surveys, Inc.* ...............         25,162
    250    CSS Industries, Inc.* ...................          9,094
    500    Mail-Well, Inc.* ........................         13,562
  1,300    SOS Staffing Services, Inc.* ............         24,050
                                                       ------------
                                                            109,568
                                                       ------------
           CONSUMER DURABLES -- 9.89%
    400    Action Performance Companies, Inc.* .....         11,650
    270    Continental Homes Holding Corp. .........          7,914
  1,800    Dominion Homes, Inc.* ...................         15,750
    500    Keystone Automotive Industries, Inc.* ...         10,562
  1,000    Monaco Coach Corp.* .....................         23,625
  1,100    NVR, Inc.* ..............................         28,600
    700    Stanley Furniture Co., Inc.* ............         18,725
  1,500    ThrustMaster, Inc.* .....................         26,625
  2,600    Winsloew Furniture, Inc.* ...............         40,300
                                                       ------------
                                                            183,751
                                                       ------------
           CONSUMER NON-DURABLES -- 3.30%
    600    K-Swiss, Inc., Class A ..................         10,200
    600    Oxford Industries, Inc. .................         20,325
  1,700    Rocky Shoes & Boots, Inc.* ..............         30,706
                                                       ------------
                                                             61,231
                                                       ------------
           CONSUMER SERVICES -- 4.49%
  1,000    American Disposal Services, Inc.* .......         31,250
    750    Foodmaker, Inc.* ........................         14,109
  1,800    Rent-Way, Inc.* .........................         38,025
                                                       ------------
                                                             83,384
                                                       ------------
           ELECTRONIC TECHNOLOGY -- 27.15%
  1,000    Aavid Thermal Technologies, Inc.* .......         30,125
    800    Advanced Technology Materials, Inc.* ....         29,400
    750    CHS Electronics, Inc.* ..................         20,531
    850    CyberMedia, Inc.* .......................         22,684
    500    Cymer, Inc.* ............................         13,687
    800    Datum, Inc.* ............................         36,500


                 See accompanying notes to financial statements.

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BJURMAN MICRO-CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                 SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

SHARES                                                               VALUE
--------                                                         ------------
           COMMON STOCKS -- CONTINUED
           ELECTRONIC TECHNOLOGY -- CONTINUED
    300    Digital Microwave Corp.* ..........................    $    13,425
    700    Ducommun, Inc.* ...................................         26,381
  2,150    Excel Technology, Inc.* ...........................         26,337
  1,300    Identix, Inc.* ....................................         14,869
    300    Integrated Process Equipment Corp.* ...............         11,063
  1,300    International Microcomputer Software, Inc.* .......         22,750
    950    Memco Software, Ltd.* .............................         20,900
    650    Micrel, Inc.* .....................................         27,503
    100    MTI Technology Corp.* .............................          1,400
    450    Orbotech, Ltd.* ...................................         25,988
    750    Performance Technologies, Inc.* ...................         14,531
    600    QLogic Corp.* .....................................         25,125
    200    Sapient Corp.* ....................................         10,175
  2,800    Sigma Designs, Inc.* ..............................         23,275
  1,250    Simulation Sciences, Inc.* ........................         24,609
    600    STB Systems, Inc.* ................................         21,900
  1,400    Summit Design, Inc.* ..............................         24,850
    500    World Access, Inc.* ...............................         16,250
                                                                 ------------
                                                                      504,258
                                                                 ------------
           ENERGY -- 12.35%
  1,800    Bellwether Exploration Co.* .......................         25,200
  1,400    Dawson Geophysical Co.* ...........................         33,775
    700    Giant Industries, Inc. ............................         13,781
    700    Gulfmark Offshore, Inc.* ..........................         24,150
  1,000    Key Energy Group, Inc.* ...........................         32,563
    500    Pool Energy Services Co.* .........................         16,938
    600    St. Mary Land & Exploration Co. ...................         27,225
  1,350    UTI Energy Corp.* .................................         55,772
                                                                 ------------
                                                                      229,404
                                                                 ------------
           FINANCE -- 5.14%
    550    GBC Bancorp .......................................         26,950
    850    Grubb & Ellis Co.* ................................         12,378
    200    Haven Bancorp, Inc. ...............................          8,550
    500    TR Financial Corp. ................................         15,938
    500    Triad Guaranty, Inc.* .............................         27,938
    200    WSFS Financial Corp.* .............................          3,675
                                                                 ------------
                                                                       95,429
                                                                 ------------

                 See accompanying notes to financial statements.

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BJURMAN MICRO-CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                 SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

SHARES                                                           VALUE
--------                                                     ------------

           COMMON STOCKS -- CONTINUED
           HEALTH CARE -- 12.12%
  1,650    Alliance Imaging, Inc.* ........................  $     18,047
  1,500    D & K Wholesale Drug, Inc.* ....................        11,813
    100    Diagnostic Health Services, Inc.* ..............         1,513
  1,500    Hanger Orthopedic Group, Inc.* .................        22,406
  1,850    Harborside Healthcare Corp.* ...................        31,566
  2,650    International Murex Technologies Corp.* ........        25,175
  1,150    Medical Resources, Inc.* .......................        22,281
  1,100    Molecular Dynamics, Inc.* ......................        29,700
  1,350    Osteotech, Inc.* ...............................        27,169
    900    Sabratek Corp.* ................................        32,738
    100    Sterling House Corp.* ..........................         2,650
                                                             ------------
                                                                  225,058
                                                             ------------
           PRODUCER MANUFACTURING -- 6.48%
    100    Alpine Group (The), Inc.* ......................         1,506
  1,000    Ballantyne of Omaha, Inc.* .....................        19,250
  1,450    Dayton Superior Corp.* .........................        27,550
    750    Encore Wire Corp.* .............................        24,094
    400    Gardner Denver Machinery, Inc.* ................        13,475
    600    Maverick Tube Corp.* ...........................        24,750
    250    Robbins & Myers, Inc. ..........................         9,625
                                                             ------------
                                                                  120,250
                                                             ------------
           RETAIL TRADE -- 7.89%
  1,500    Ames Department Stores, Inc.* ..................        22,500
    650    Pacific Sunwear of California* .................        26,650
  1,300    Party City Corp.* ..............................        34,125
  1,200    PCA International, Inc.* .......................        28,200
    850    Trans World Entertainment Corp.* ...............        23,163
    500    Tuesday Morning Corp.* .........................        11,781
                                                             ------------
                                                                  146,419
                                                             ------------
           TRANSPORTATION -- 1.18%
  1,100    US Xpress Enterprises, Inc.* ...................        22,000
                                                             ------------
           UTILITIES -- 2.42%
  1,100    Advanced Communication Systems, Inc.* ..........        14,025
  6,100    Kaneb Services, Inc.* ..........................        30,881
                                                             ------------
                                                                   44,906
                                                             ------------
           TOTAL COMMON STOCKS
             (Cost $1,512,846) ............................     1,856,258
                                                             ------------
                 See accompanying notes to financial statements.

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BJURMAN MICRO-CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                 SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                      VALUE
------------                                                ----------
 $21,770  SHORT TERM INVESTMENTS -- 1.17%
            The Bank of New York Cash Reserve, 4.60% ....   $   21,770
                                                            ----------
          TOTAL SHORT TERM INVESTMENTS
            (Cost $21,770) ..............................       21,770
                                                            ----------
          TOTAL INVESTMENTS -- 101.13%
            (Cost $1,534,616) ...........................    1,878,028
                                                           -----------
          LIABILITIES IN EXCESS OF ASSETS-- (1.13%) .....      (20,916)
                                                            ----------
          NET ASSETS -- 100.0% ..........................   $1,857,112
                                                            ==========
 * Non-income producing security.
** Cost for Federal income tax purposes is $1,534,616 and net unrealized appreciation consists of:

                  Gross unrealized appreciation .......   $346,303
                  Gross unrealized depreciation .......     (2,891)
                                                          --------
                    Net unrealized appreciation .......   $343,412
                                                          ========

                 See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)               SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


ASSETS:
   Investments at market value (Cost $1,534,616) (Note 1) .........................................   $1,878,028
   Receivables:
      Capital stock sold ..........................................................................       22,000
      Dividends receivable ........................................................................          206
   Deferred unamortized organization costs (Note 1) ...............................................       58,485
   Other assets ...................................................................................        9,736
                                                                                                      ----------
         TOTAL ASSETS .............................................................................    1,968,455
                                                                                                      ----------

LIABILITIES:
   Payables:
      Investment securities purchased .............................................................       15,736
      Accrued expenses ............................................................................       24,372
      Accrued distribution fee (Note 3) ...........................................................          333
      Due to Advisor (Note 3) .....................................................................       70,902
                                                                                                      ----------
         TOTAL LIABILITIES ........................................................................      111,343
                                                                                                      ----------

NET ASSETS:
   Applicable to 94,752 shares; unlimited number of shares
      of beneficial interest authorized with no par value .........................................   $1,857,112
                                                                                                      ==========
   Net asset value, offering and redemption price ($1,857,112 (DIVIDE) 94,752 shares) .............   $    19.60
                                                                                                      ==========

NET ASSETS CONSIST OF:
   Paid-in capital ................................................................................   $1,517,344
   Accumulated net realized loss on investments ...................................................       (3,644)
   Accumulated unrealized appreciation on investments .............................................      343,412
                                                                                                      ----------
         NET ASSETS ...............................................................................   $1,857,112
                                                                                                      ==========

                 See accompanying notes to financial statements.

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BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                               MARCH 31, 1997*
                                                                   THROUGH
                                                             SEPTEMBER 30, 1997
                                                                 (UNAUDITED)
                                                              ------------------
INVESTMENT INCOME:
   Dividends ..................................................   $     562
   Interest ...................................................         602
                                                                  ---------
      TOTAL INCOME ............................................       1,164
                                                                  ---------
EXPENSES:
   Investment advisory fees (Note 3) ..........................       2,958
   Administration fees ........................................      27,725
   Transfer agent fees ........................................      14,637
   Accounting fees ............................................      12,803
   Registration fees ..........................................      12,330
   Trustees fees ..............................................       6,855
   Amortization of organization costs (Note 1) ................       6,515
   Audit fees .................................................       6,093
   Legal fees .................................................       5,078
   Custody fees ...............................................       4,937
   Printing fees ..............................................       4,062
   Miscellaneous fees .........................................       3,964
   Distribution fees (Note 3) .................................         740
   Insurance expense ..........................................         479
                                                                  ---------
      TOTAL EXPENSES ..........................................     109,176
         Expenses waived and reimbursed by Advisor (Note 3) ...    (103,851)
                                                                  ---------
      NET EXPENSES ............................................       5,325
                                                                  ---------
NET INVESTMENT LOSS ...........................................      (4,161)
                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from security transactions ...............      (3,644)
   Net change in unrealized appreciation of investments .......     343,412
                                                                  ---------
   Net realized loss and unrealized appreciation on investments     339,768
                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $ 335,607
                                                                  =========
*Commencement of investment operations.


                 See accompanying notes to financial statements.

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BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               FOR THE PERIOD
                                                                               MARCH 31, 1997*
                                                                                   THROUGH
                                                                             SEPTEMBER 30, 1997
                                                                                 (UNAUDITED)
                                                                             ------------------
OPERATIONS:
   Net investment loss ........................................................  $   (4,161)
   Net realized loss from security transactions ...............................      (3,644)
   Net change in unrealized appreciation of investments .......................     343,412
                                                                                 ----------
      Net increase in net assets resulting from operations ....................     335,607
                                                                                 ----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..................................................   1,421,565
   Cost of shares redeemed ....................................................         (60)
                                                                                 ----------
   Increase in net assets derived from capital share transactions (a) .........   1,421,505
                                                                                 ----------
      TOTAL INCREASE IN NET ASSETS ............................................   1,757,112
                                                                                 ----------

NET ASSETS:
   Beginning of period ........................................................     100,000
                                                                                 ----------
   End of period (including undistributed net investment income of $0) ........  $1,857,112
                                                                                 ==========

   (a) Transactions in capital stock were:
       Shares sold ............................................................      86,422
       Shares redeemed ........................................................          (3)
                                                                                 ----------
   Increase in shares outstanding .............................................      86,419
                                                                                 ==========

*Commencement of investment operations.

                 See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               FOR THE PERIOD
                                                               MARCH 31, 1997*
                                                                   THROUGH
                                                             SEPTEMBER 30, 1997
                                                                 (UNAUDITED)
                                                             ------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................    $ 12.00
                                                                   -------
   Income from investment operations:
   Net investment loss ........................................      (0.04)
   Net realized and unrealized gain on investments ............       7.64
                                                                   -------
      Total from investment operations . ......................       7.60
                                                                   -------
NET ASSET VALUE, END OF PERIOD ................................    $ 19.60
                                                                   =======

TOTAL RETURN ..................................................      63.33%1

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) . ......................    $ 1,857
   Ratio of expenses to average net assets:
      Before expense reimbursement ............................      36.91%2
      After expense reimbursement .............................       1.80%2
   Ratio of net investment income to average net assets:
      Before expense reimbursement . ..........................     (36.51%)2
      After expense reimbursement .............................      (1.40%)2
   Portfolio turnover rate . ..................................      22.33%1
   Average commission rate paid  . ............................    $0.0389

  *Commencement of investment operations.
  1 Not Annualized.
  2 Annualized.

                 See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS                     SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Bjurman Funds (the "Trust" ) is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Bjurman Micro-Cap Growth Fund (the "Fund"). The Fund seeks capital appreciation through investments in common stocks of smaller companies with market capitalizations between $30 million and $300 million at the time of investment. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price. Unlisted securities, securities sold over-the-counter, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income in December, and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

F. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, totaled $1,677,173 and $160,683, respectively, for the period ended September 30, 1997.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS-- CONTINUED         SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 3 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

George D. Bjurman & Associates (the "Adviser"), a registered investment adviser, provides the Fund with investment management services. For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated by applying an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive its fees for the first fiscal year to the extent total annualized fund operating expenses, inclusive of distribution expenses, exceed 1.80% of the Fund's average daily net assets. For the period ended September 30, 1997, advisory fees of $2,958 were paid to the Adviser and the Adviser reimbursed the Fund $103,851. The Fund has adopted a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse FPS Broker Services, Inc. (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the period ended September 30, 1997, the Fund reimbursed the Distributor $740 for distribution costs incurred. Certain officers and trustees of the Fund are affiliated persons of the Adviser. All officers serve without direct compensation from the Fund.

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                                [GRAPHIC OMITTED]

The financial information included in this report has been taken from the books and records of the Fund without examination by the Fund's independent accountants, who express no opinion thereon. This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objective, policies, expenses and other information.

     BOARD OF TRUSTEES
        G. Andrew Bjurman
        O. Thomas Barry, III
        Donald W. Hudson, Jr.
        Joseph E. Maiolo
        William Wallace

     OFFICERS
        G. Andrew Bjurman, Co-President
        O. Thomas Barry, III, Co-President

     INVESTMENT ADVISER
        George D. Bjurman & Associates
        10100 Santa Monica Boulevard, Suite 1200
        Los Angeles, California 90067

     UNDERWRITER
        FPS Broker Services, Inc.
        3200 Horizon Drive, P.O. Box 61503
        King of Prussia, Pennsylvania 19406

     SHAREHOLDER SERVICES
        FPS Services, Inc.
        3200 Horizon Drive, P.O. Box 61503
        King of Prussia, Pennsylvania 19406

     CUSTODIAN
        The Bank of New York
        48 Wall Street
        New York, New York 10286

     LEGAL COUNSEL
        Paul, Hastings, Janofsky & Walker LLP
        345 California Street
        San Francisco, California 94104

     INDEPENDENT AUDITOR
        Deloitte & Touche LLP
        1000 Wilshire Boulevard
        Los Angeles, California 90017

     FOR ADDITIONAL INFORMATION ABOUT BJURMAN
     MICRO-CAP GROWTH FUND CALL:

               (800) 227-7264
               (610) 239-4600